LEASES (Schedule of Operating Lease Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
2021		$ 22,791
2022		20,864
2023		17,103
2024		14,781
2025		13,399
2026 and thereafter		64,496
Total future lease payments	[1],[2]	153,434
Less imputed interest		(21,861)
Total		$ 131,573	$ 75,968

[1]	As of December 31, 2020, the Company has additional operating lease payments, not included in the table above, that have not yet commenced of approximately $3,700. These operating leases will commence during 2021 with lease terms of 5 to 15 years.
[2]	Total lease payments have not been reduced by sublease rental payments of approximately $1,850 due in the future under non-cancelable subleases.